Percentages of Total Revenues (Detail) (Sales [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Concentration Risk [Line Items]
Percentage of revenues	39.00%	38.00%	38.00%
TEXAS
Concentration Risk [Line Items]
Percentage of revenues	26.00%	25.00%	25.00%
FLORIDA
Concentration Risk [Line Items]
Percentage of revenues	13.00%	13.00%	13.00%